Offerings	Sep. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share
Amount Registered | shares	21,184,210
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 323,684,210.53
Fee Rate	0.01531%
Amount of Registration Fee	$ 49,556.05
Offering Note	Includes the aggregate offering price of 2,763,157 shares that the underwriters have the option to purchase.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,310.00